Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
August 31, 2026
NMF-NPRT3-1026
1.805750.122
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	31,100	32,084,626
CANADA - 1.0%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	224,000	33,010,880
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (a)	92,100	18,706,431
Franco-Nevada Corp (United States) (a)	42,100	11,078,615
TOTAL MATERIALS		29,785,046
TOTAL CANADA		62,795,926
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	507,700	27,785,634
ITALY - 0.8%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA non-voting shares	316,800	32,315,919
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	108,600	15,179,766
TOTAL ITALY		47,495,685
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	17,500	29,680,175
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA	1,412,700	20,673,188
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	545,600	15,033,931
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
MediaTek Inc	85,000	10,522,510
Taiwan Semiconductor Manufacturing Co Ltd ADR	164,900	68,486,268

TOTAL TAIWAN		79,008,778
UNITED KINGDOM - 1.1%
Consumer Staples - 0.3%
Tobacco - 0.3%
British American Tobacco PLC	349,300	19,408,433
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	398,986	31,180,756
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	918,100	18,659,619
TOTAL UNITED KINGDOM		69,248,808
UNITED STATES - 92.9%
Communication Services - 11.8%
Diversified Telecommunication Services - 4.5%
Space Exploration Technologies Corp - 180 Day Lockup Final Release (c)	381,944	54,881,533
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (c)	157,269	22,597,982
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (c)	157,269	22,597,983
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (c)	629,079	85,872,743
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (c)	157,269	22,597,983
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (c)	157,269	22,597,983
Space Exploration Technologies Corp Class A (a)	277,411	39,861,187
		271,007,394
Entertainment - 0.3%
Take-Two Interactive Software Inc (b)	87,700	19,267,689
Interactive Media & Services - 7.0%
Alphabet Inc Class A	1,019,950	346,120,033
Meta Platforms Inc Class A	125,400	71,771,436
		417,891,469
TOTAL COMMUNICATION SERVICES		708,166,552
Consumer Discretionary - 7.7%
Broadline Retail - 4.4%
Amazon.com Inc (b)	1,014,500	263,536,665
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp Ltd	581,900	13,901,591
Hilton Worldwide Holdings Inc	111,600	35,296,848
Viking Holdings Ltd (b)	246,000	21,190,440
		70,388,879
Household Durables - 0.7%
Garmin Ltd	103,700	29,462,207
PulteGroup Inc	85,200	10,762,464
		40,224,671
Specialty Retail - 1.2%
Lowe's Cos Inc	124,300	25,444,210
TJX Cos Inc/The	342,186	45,822,127
		71,266,337
Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp Class A	57,800	20,050,820
TOTAL CONSUMER DISCRETIONARY		465,467,372
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	316,700	31,407,139
Walmart Inc	318,200	33,369,634
		64,776,773
Tobacco - 0.7%
Philip Morris International Inc	234,200	43,865,660
TOTAL CONSUMER STAPLES		108,642,433
Energy - 3.6%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	643,100	40,869,005
Halliburton Co	323,300	11,913,605
		52,782,610
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc	60,826	17,742,336
ConocoPhillips	195,300	25,875,297
ExxonMobil Holdings Corp	604,600	97,310,370
Targa Resources Corp	72,400	21,260,260
		162,188,263
TOTAL ENERGY		214,970,873
Financials - 8.9%
Banks - 2.6%
Bank of America Corp	1,025,300	63,507,082
JPMorgan Chase & Co	193,600	68,925,472
M&T Bank Corp	110,200	25,780,188
		158,212,742
Capital Markets - 2.8%
Charles Schwab Corp/The	326,500	35,856,230
Goldman Sachs Group Inc/The	52,100	53,449,390
Morgan Stanley	203,000	43,303,960
Robinhood Markets Inc Class A (b)	334,700	35,079,907
		167,689,487
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	231,000	17,197,950
Apollo Global Management Inc	116,000	15,843,280
Visa Inc Class A	288,200	109,334,434
		142,375,664
Insurance - 1.1%
Chubb Ltd	203,309	68,840,427
TOTAL FINANCIALS		537,118,320
Health Care - 9.1%
Biotechnology - 2.2%
Biogen Inc (b)	91,100	19,736,815
Gilead Sciences Inc	380,300	55,653,102
Moderna Inc (b)	425,000	59,644,500
		135,034,417
Health Care Providers & Services - 1.4%
CVS Health Corp	469,300	44,071,963
UnitedHealth Group Inc	104,600	40,732,286
		84,804,249
Life Sciences Tools & Services - 1.1%
Danaher Corp	103,500	22,103,460
Thermo Fisher Scientific Inc	73,600	45,418,560
		67,522,020
Pharmaceuticals - 4.4%
Eli Lilly & Co	100,900	116,714,057
Johnson & Johnson	163,500	43,466,475
Merck & Co Inc	428,000	63,241,280
Roche Holding AG	43,530	18,998,434
Viatris Inc	1,345,100	22,207,601
		264,627,847
TOTAL HEALTH CARE		551,988,533
Industrials - 10.3%
Aerospace & Defense - 3.3%
Anduril Industries Inc Class B (b)(d)(e)	3,298	242,403
Anduril Industries Inc Class C (b)(d)(e)	2	146
Beta Technologies Inc (f)	334,373	6,720,897
Beta Technologies Inc Class A (b)	467,567	9,398,097
Boeing Co (b)	202,760	42,129,473
GE Aerospace	118,812	39,886,377
General Dynamics Corp	53,800	19,978,630
Howmet Aerospace Inc	121,400	29,736,930
Leonardo DRS Inc	435,900	16,564,200
RTX Corp	154,100	32,011,193
		196,668,346
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	135,600	20,293,896
FedEx Corp	67,200	22,001,280
		42,295,176
Building Products - 0.4%
Trane Technologies PLC	52,600	23,375,440
Construction & Engineering - 0.9%
Comfort Systems USA Inc	16,600	25,657,292
Quanta Services Inc	51,000	30,961,590
		56,618,882
Electrical Equipment - 1.2%
Eaton Corp PLC	51,600	20,737,008
GE Vernova Inc	40,003	35,943,896
Nextpower Inc (b)	170,400	13,977,912
		70,658,816
Ground Transportation - 0.5%
Old Dominion Freight Line Inc	145,042	29,002,598
Machinery - 2.7%
Cummins Inc	53,500	30,195,400
Deere & Co	69,100	45,254,281
PACCAR Inc	269,700	33,477,861
Westinghouse Air Brake Technologies Corp	182,100	52,067,853
		160,995,395
Passenger Airlines - 0.4%
Delta Air Lines Inc	337,600	26,332,800
Trading Companies & Distributors - 0.2%
United Rentals Inc	18,100	18,787,800
TOTAL INDUSTRIALS		624,735,253
Information Technology - 35.7%
Communications Equipment - 2.5%
Arista Networks Inc (b)	368,700	72,150,903
Cisco Systems Inc	731,800	80,856,582
		153,007,485
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	226,300	35,879,865
Corning Inc	125,900	18,725,107
Flex Ltd (b)	420,262	45,913,624
		100,518,596
Semiconductors & Semiconductor Equipment - 16.5%
Broadcom Inc	333,000	123,323,220
Cerebras Systems Inc Class A (b)	17,500	3,224,200
First Solar Inc (b)	72,900	14,718,510
Intel Corp (b)	311,200	27,855,512
KLA Corp	200,600	35,195,270
Lam Research Corp	228,400	68,860,316
Micron Technology Inc	134,700	129,140,931
Monolithic Power Systems Inc	24,600	31,187,142
NVIDIA Corp	2,424,100	535,192,799
Teradyne Inc	58,700	20,535,021
		989,232,921
Software - 7.0%
Applied Intuition Inc Class A (b)(d)(e)	18,639	1,861,663
Crowdstrike Holdings Inc Class A (b)	215,700	49,826,700
Datadog Inc Class A (b)	72,400	17,161,696
Microsoft Corp	579,100	293,771,639
Palo Alto Networks Inc (b)	162,600	62,134,338
		424,756,036
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc	1,303,700	413,077,345
Dell Technologies Inc Class C	61,900	28,227,019
Sandisk Corp (b)	7,400	11,593,580
Seagate Technology Holdings PLC	34,400	28,496,272
		481,394,216
TOTAL INFORMATION TECHNOLOGY		2,148,909,254
Materials - 1.9%
Chemicals - 0.8%
Corteva Inc	559,100	47,316,633
Metals & Mining - 1.1%
Freeport-McMoRan Inc	405,500	30,712,570
Steel Dynamics Inc	154,400	35,916,528
		66,629,098
TOTAL MATERIALS		113,945,731
Real Estate - 1.6%
Health Care REITs - 0.6%
Ventas Inc	367,400	33,495,858
Industrial REITs - 0.7%
Prologis Inc	282,100	39,471,432
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	159,000	23,183,790
TOTAL REAL ESTATE		96,151,080
Utilities - 0.5%
Electric Utilities - 0.5%
American Electric Power Co Inc	267,300	32,725,539
TOTAL UNITED STATES		5,602,820,940
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (b)	322,800	10,737,097
TOTAL COMMON STOCKS (Cost $3,188,832,875)		5,997,364,788

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (b)(d)(e)	243,347	1,078,027
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series G (b)(d)(e)	31,400	2,307,900
Anduril Industries Inc Series H (d)(e)	40,600	2,984,100
TOTAL INDUSTRIALS		5,292,000
Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (b)(d)(e)	24,262	2,423,289
Applied Intuition Inc Series B2 (b)(d)(e)	11,699	1,168,496
TOTAL INFORMATION TECHNOLOGY		3,591,785
TOTAL UNITED STATES		9,961,812
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,554,008)		9,961,812

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	25,369,372	25,374,446
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	79,398,210	79,406,150
TOTAL MONEY MARKET FUNDS (Cost $104,778,903)			104,780,596

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $3,303,165,786)	6,112,107,196
NET OTHER ASSETS (LIABILITIES) - (1.2)% (g)	(74,254,691)
NET ASSETS - 100.0%	6,037,852,505

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	20	9/2026	7,699,000	357,210

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $231,146,207 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,066,024 or 0.2% of net assets.

(e)	Level 3 security.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,720,897 or 0.1% of net assets.

(g)	Includes $520,576 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	134,831

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,283,720

Anduril Industries Inc Series H	5/12/2026	2,799,480

Applied Intuition Inc Class A	7/2/2024	1,112,653

Applied Intuition Inc Series A2	7/2/2024	1,448,318

Applied Intuition Inc Series B2	7/2/2024	698,370

National Resilience LLC Series B	12/1/2020	3,324,120

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	16,829,041	667,618,905	659,071,111	913,066	(4,082)	1,693	25,374,446	25,369,372
Fidelity Securities Lending Cash Central Fund	34,840,246	486,315,902	441,748,879	28,250	(1,119)	-	79,406,150	79,398,210
	51,669,287	1,153,934,807	1,100,819,990	941,316	(5,201)	1,693	104,780,596

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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